16. Share Based Payments (Details)	12 Months Ended
	Dec. 31, 2017 EUR (€) yr	Dec. 31, 2016 EUR (€) yr
Share Based Payments Details
Fair value at grant date	€ 1.1	€ 1.99
Share price at grant date	2	3.55
Exercise price	€ 2.03	€ 3.57
Expected volatility	70.00%	69.00%
Expected life | yr	5.90	5.90
Expected dividends	€ 0	€ 0
Risk-free interest rate	(0.23%)	(0.32%)